Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement of Consolidated Financial Statements
Restatement of Consolidated Financial Statements

3.Restatement of Consolidated Financial Statements

On May 7, 2021, the Company concluded that, because of a misapplication of the accounting guidance applicable to Public Warrants and Private Warrants acquired in connection with the Business Combination in December 2020, the Company’s previously issued consolidated financial statements as of and for the year ended December 31, 2020 should no longer be relied upon. As such, the Company is restating its consolidated financial statements as of and for the year ended December 31, 2020.

The Public Warrants and Private Warrants subject to the misapplication of the applicable accounting guidance were originally issued as part of dMY’s initial public offering and in connection with the closing of the Business Combination.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s financial statements as opposed to equity.

Since issuance in February 2020 and December 2020, the Company’s Public Warrants and Private Warrants, which were initially issued by dMY Technology Group, Inc. (“dMY”) and assumed by the Company with the consummation of the transactions contemplated by the Business Combination Agreement, were accounted for as equity within the Company’s previously reported balance sheet. The Company initially evaluated the accounting for its Public Warrants and Private Warrants and believed its positions to be appropriate at that time, and while the terms of the Public Warrants and Private Warrants as described in the warrant agreement governing the Warrants have not changed, as a result of the SEC Staff Statement, the Company has determined to classify its Warrants as liabilities, and will subsequently measure them at fair value through earnings pursuant to ASC 815-40.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements as of and for the year ended December 31, 2020 should be restated because of a misapplication in the guidance around accounting for the Public Warrants and Private Warrants and should no longer be relied upon. The material terms of the Public Warrants and Private Warrants are more fully described in Note 8 –Warrant Liabilities. See revised Note 17 – Fair Value Measurement for the estimated fair value of the Public Warrants and Private Warrants and a discussion of the inputs used to estimate the fair value.

Impact of the Restatement

The impact of the restatement on the consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flows as of and for the year ended December 31, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
	(In Thousands)
Warrant liabilities	$—	$170,109	$170,109
Total liabilities	405,780	170,109	575,889
Additional paid-in-capital	22,566	(40,968)	(18,402)
Accumulated deficit	(45,146)	1,656	(43,490)
Total stockholders’ deficit attributed to Rush Street Interactive, Inc.	(22,467)	(39,312)	(61,779)
Noncontrolling interests	(74,753)	(130,797)	(205,550)
Total deficit	(97,220)	(170,109)	(267,329)

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
	(In Thousands, Except Share and per Share Amounts)
Revenue	$278,500	$—	$278,500
Loss from operations	(133,419)	—	(133,419)
Change in fair value of warrant liabilities	—	7,166	7,166
Total other income (expenses)	(2,473)	7,166	4,693
Loss before income taxes	(135,892)	7,166	(128,726)
Income tax expense	2,919	—	2,919
Net loss	(138,811)	7,166	(131,645)
Net loss attributable to non-controlling interests	(138,236)	5,510	(132,726)
Net income (loss) attributable to Rush Street Interactive, Inc.	(575)	1,656	1,081

Net income (loss) per common share attributable to Rush Street Interactive, Inc. – Basic	(0.01)		0.02
Weighted-average common shares outstanding - Basic	43,579,704		43,579,704

Net loss per common share attributable to Rush Street Interactive, Inc. – Diluted	(0.01)		(0.01)
Weighted-average common shares outstanding - Diluted	43,579,704		52,242,606

Comprehensive loss	(138,287)	7,166	(131,121)
Comprehensive loss attributable to non-controlling interests	(137,712)	5,510	(132,202)
Comprehensive income (loss) attributable to Rush Street Interactive, Inc.	(575)	1,656	1,081

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
	(In Thousands)
Statement of Cash Flows
Net loss	$(138,811)	$7,166	$(131,645)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities	154,990	(7,166)	147,824
Net cash provided by (used in) operating activities	16,179	—	16,179
Net cash used in investing activities	(6,243)	—	(6,243)
Net cash provided by financing activities	241,071	—	241,071
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination	—	181,271	181,271

Additionally, the historical quarterly dMY financial statements were not restated to reflect this change in accounting, as we believe that information is no longer relevant to investors.